Schedule of Investments
(unaudited)
January 31, 2025
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 6.0%
Aristocrat Leisure Ltd. ........... 1,782 $ 82,862
Brambles Ltd. ................ 189 2,310
Cochlear Ltd. ................ 176 34,641
Commonwealth Bank of Australia ... 1,048 103,419
Computershare Ltd. ............ 653 14,195
GPT Group (The)
(a)
............. 7,858 22,308
IGO Ltd. .................... 2,667 8,020
JB Hi-Fi Ltd. ................. 156 9,733
Macquarie Group Ltd. ........... 529 78,256
Northern Star Resources Ltd. ...... 4,926 52,135
Orica Ltd. ................... 1,401 15,187
Pro Medicus Ltd. .............. 88 15,060
REA Group Ltd. ............... 441 67,640
Rio Tinto Ltd. ................ 493 35,506
Rio Tinto plc ................. 568 34,206
Santos Ltd. .................. 7,580 32,821
Sonic Healthcare Ltd. ........... 1,755 30,831
South32 Ltd. ................. 29,738 61,062
Technology One Ltd. ........... 115 2,187
Transurban Group
(a)
............ 593 4,885
Wesfarmers Ltd. .............. 666 31,371
Worley Ltd. .................. 4,524 40,199
778,834
Austria — 0.3%
Erste Group Bank AG ........... 576 35,412
Verbund AG ................. 49 3,767
39,179
Belgium — 0.5%
Anheuser-Busch InBev SA/NV ..... 50 2,464
Groupe Bruxelles Lambert NV ..... 68 4,721
KBC Group NV ............... 728 55,843
UCB SA .................... 18 3,502
66,530
Chile — 0.0%
Antofagasta plc ............... 151 3,202
China — 1.0%
BOC Hong Kong Holdings Ltd. ..... 10,000 32,507
Budweiser Brewing Co. APAC Ltd.
(b) (c)
11,300 10,346
Prosus NV , Class N ............ 1,852 70,742
Yangzijiang Shipbuilding Holdings Ltd. 5,700 12,765
126,360
Denmark — 2.4%
AP Moller - Maersk A/S , Class B .... 9 13,292
Genmab A/S
(d)
................ 79 15,528
Novo Nordisk A/S , Class B ....... 2,774 234,194
Novonesis (Novozymes) , Class B ... 19 1,089
Vestas Wind Systems A/S
(d)
....... 3,297 45,349
309,452
Finland — 1.5%
Nokia OYJ .................. 13,056 61,565
Nordea Bank Abp ............. 5,902 70,198
Stora Enso OYJ , Class R ........ 836 9,259
Wartsila OYJ Abp .............. 2,898 54,744
195,766
France — 9.4%
Air Liquide SA ................ 45 7,861
Airbus SE ................... 26 4,497
Alstom SA
(d)
................. 178 3,523
Amundi SA
(b) (c)
................ 290 20,415
Security
Shares
Shares Value
France (continued)
Arkema SA .................. 35 $ 2,790
AXA SA .................... 3,624 137,484
BNP Paribas SA .............. 2,127 145,295
Bouygues SA ................ 32 1,017
Capgemini SE ................ 181 32,891
Carrefour SA ................. 53 755
Cie Generale des Etablissements
Michelin SCA .............. 987 34,325
Credit Agricole SA ............. 3,096 46,608
Danone SA .................. 1,698 118,936
Dassault Systemes SE .......... 1,405 54,854
Eiffage SA .................. 448 40,023
Engie SA ................... 4,443 73,345
Gecina SA .................. 155 15,132
Hermes International SCA ........ 48 135,008
Ipsen SA ................... 7 864
Kering SA ................... 61 15,969
La Francaise des Jeux SACA
(b) (c)
... 252 9,575
L'Oreal SA .................. 163 60,478
LVMH Moet Hennessy Louis Vuitton SE 214 156,521
Publicis Groupe SA ............ 92 9,784
Safran SA ................... 79 19,584
TotalEnergies SE .............. 423 24,505
Valeo SE ................... 3,656 40,753
Veolia Environnement SA ........ 94 2,682
1,215,474
Germany — 9.7%
adidas AG .................. 187 49,304
Allianz SE (Registered) .......... 578 188,466
Beiersdorf AG ................ 138 18,461
Continental AG ............... 189 13,433
Deutsche Bank AG (Registered) .... 1,538 30,103
Deutsche Post AG ............. 454 16,345
Deutsche Telekom AG (Registered) . 5,392 180,896
E.ON SE ................... 2,202 26,082
Evonik Industries AG ........... 929 17,445
Fresenius Medical Care AG ....... 39 1,937
Fresenius SE & Co. KGaA
(d)
...... 1,128 43,163
GEA Group AG ............... 104 5,489
Hannover Rueck SE ............ 61 16,073
Henkel AG & Co. KGaA ......... 287 22,170
HUGO BOSS AG .............. 11 515
Infineon Technologies AG ........ 880 28,933
Knorr-Bremse AG ............. 46 3,636
Merck KGaA ................. 209 31,549
Rational AG ................. 12 10,664
SAP SE .................... 1,113 306,714
Siemens AG (Registered) ........ 806 172,787
Siemens Energy AG
(d)
........... 498 29,630
Siemens Healthineers AG
(b) (c)
...... 204 11,578
Symrise AG ................. 78 7,987
Zalando SE
(b) (c) (d)
.............. 395 14,721
1,248,081
Hong Kong — 1.8%
AIA Group Ltd. ............... 12,400 87,174
Hang Seng Bank Ltd. ........... 100 1,253
Hong Kong Exchanges & Clearing Ltd. 600 23,484
Link REIT ................... 4,200 17,353
MTR Corp. Ltd. ............... 500 1,568
Prudential plc ................ 4,163 34,644
Sun Hung Kai Properties Ltd. ...... 2,500 22,348
Techtronic Industries Co. Ltd. ...... 2,000 26,898
WH Group Ltd.
(b) (c)
............. 17,000 13,262

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hong Kong (continued)
Wharf Real Estate Investment Co. Ltd. 3,000 $ 7,465
235,449
Ireland — 0.1%
Kerry Group plc , Class A ......... 96 9,858
Israel — 0.7%
Bank Hapoalim BM ............ 1,334 17,113
Israel Discount Bank Ltd. , Class A .. 925 6,763
Mizrahi Tefahot Bank Ltd. ........ 546 25,989
Nice Ltd.
(d)
.................. 246 41,120
90,985
Italy — 1.8%
A2A SpA ................... 10,452 24,684
Banca Monte dei Paschi di Siena SpA 2,932 18,786
BPER Banca SpA ............. 173 1,178
Enel SpA ................... 7,974 56,677
Eni SpA .................... 250 3,520
Generali .................... 243 7,694
Intesa Sanpaolo SpA ........... 10,881 47,096
Mediobanca Banca di Credito
Finanziario SpA ............. 200 3,269
Moncler SpA ................. 30 1,899
Poste Italiane SpA
(b) (c)
........... 340 5,160
Saipem SpA
(d)
................ 3,963 9,670
UniCredit SpA ................ 1,098 50,424
Unipol Assicurazioni SpA ......... 141 1,911
231,968
Japan — 21.8%
Advantest Corp. ............... 200 11,057
Amada Co. Ltd. ............... 2,000 20,651
Asahi Group Holdings Ltd. ........ 3,400 36,827
Asahi Kasei Corp. ............. 3,900 26,487
Astellas Pharma, Inc. ........... 4,000 38,776
Bridgestone Corp. ............. 2,400 86,090
Central Japan Railway Co. ....... 700 12,983
Dai-ichi Life Holdings, Inc. ........ 800 21,844
Daiichi Sankyo Co. Ltd. .......... 2,300 64,125
Daikin Industries Ltd. ........... 600 70,477
Daito Trust Construction Co. Ltd. ... 100 10,715
Daiwa House Industry Co. Ltd. ..... 700 22,053
Daiwa Securities Group, Inc. ...... 7,500 54,294
Denso Corp. ................. 1,100 15,222
DMG Mori Co. Ltd. ............. 300 4,839
ENEOS Holdings, Inc. .......... 400 2,011
FANUC Corp. ................ 1,000 29,792
Fast Retailing Co. Ltd. .......... 300 98,807
Fujitsu Ltd. .................. 2,800 54,151
Hitachi Ltd. .................. 4,500 113,132
J Front Retailing Co. Ltd. ......... 1,700 23,819
Japan Exchange Group, Inc. ...... 300 3,170
Japan Post Bank Co. Ltd. ........ 1,200 12,413
Japan Post Holdings Co. Ltd. ...... 300 3,133
Japan Post Insurance Co. Ltd. ..... 1,000 19,488
Kakaku.com, Inc. .............. 200 3,132
KDDI Corp. .................. 900 29,984
Keyence Corp. ............... 100 43,071
Kintetsu Group Holdings Co. Ltd. ... 200 4,313
Koito Manufacturing Co. Ltd. ...... 500 6,575
Komatsu Ltd. ................ 300 9,049
Kyocera Corp. ................ 1,900 19,722
LY Corp. .................... 700 2,045
Marubeni Corp. ............... 3,200 47,576
MISUMI Group, Inc. ............ 100 1,601
Mitsubishi Corp. ............... 3,200 51,037
Security
Shares
Shares Value
Japan (continued)
Mitsubishi Estate Co. Ltd. ........ 2,600 $ 37,781
Mitsubishi HC Capital, Inc. ........ 100 665
Mitsubishi UFJ Financial Group, Inc. . 8,300 104,965
Mitsui & Co. Ltd. .............. 200 3,958
Mitsui Fudosan Co. Ltd. ......... 3,300 29,785
Mizuho Financial Group, Inc. ...... 4,400 121,158
MS&AD Insurance Group Holdings, Inc. 1,000 20,734
Murata Manufacturing Co. Ltd. ..... 6,900 108,405
Nippon Express Holdings, Inc. ..... 600 9,725
Nitto Denko Corp. ............. 800 14,191
Nomura Holdings, Inc. .......... 4,300 27,956
Nomura Real Estate Holdings, Inc. .. 200 5,316
Nomura Research Institute Ltd. .... 600 20,272
Obayashi Corp. ............... 2,200 29,546
Olympus Corp. ............... 100 1,518
ORIX Corp. .................. 1,500 31,684
Panasonic Holdings Corp. ........ 300 3,061
Recruit Holdings Co. Ltd. ........ 2,100 146,564
Resona Holdings, Inc. .......... 1,300 9,649
Sekisui House Ltd. ............. 500 11,491
SoftBank Corp. ............... 21,300 27,397
SoftBank Group Corp. .......... 700 42,792
Sompo Holdings, Inc. ........... 1,600 44,618
Sony Group Corp. ............. 7,500 165,520
Subaru Corp. ................ 1,000 17,419
Sumitomo Chemical Co. Ltd. ...... 15,600 33,744
Sumitomo Corp. .............. 3,400 73,713
Sumitomo Mitsui Financial Group, Inc. 3,400 83,787
Sumitomo Mitsui Trust Group, Inc. .. 500 12,573
Suntory Beverage & Food Ltd. ..... 400 12,425
Suzuki Motor Corp. ............ 900 10,770
T&D Holdings, Inc. ............. 500 9,512
Takeda Pharmaceutical Co. Ltd. .... 4,200 112,980
TDK Corp. .................. 900 10,879
Terumo Corp. ................ 600 11,264
Tokio Marine Holdings, Inc. ....... 2,900 95,652
Tokyo Electron Ltd. ............ 800 134,947
Tokyo Tatemono Co. Ltd. ......... 100 1,542
Tokyu Fudosan Holdings Corp. ..... 200 1,284
Toyota Motor Corp. ............ 4,400 83,466
Toyota Tsusho Corp. ............ 1,500 25,334
USS Co. Ltd. ................. 300 2,690
2,827,193
Luxembourg — 0.0%
ArcelorMittal SA ............... 99 2,468
Netherlands — 3.8%
Adyen NV
(b) (c) (d)
............... 12 19,370
Aegon Ltd. .................. 346 2,259
Argenx SE
(d)
................. 35 23,105
ASML Holding NV ............. 218 161,268
Euronext NV
(b) (c)
............... 198 22,997
EXOR NV ................... 75 7,106
Heineken NV ................ 243 16,883
ING Groep NV ................ 5,705 94,822
Koninklijke Philips NV
(d)
.......... 2,357 64,964
NN Group NV ................ 183 8,399
Wolters Kluwer NV ............. 414 75,208
496,381
New Zealand — 0.8%
Fisher & Paykel Healthcare Corp. Ltd. 263 5,564
Meridian Energy Ltd. ........... 1,992 6,630
Xero Ltd.
(d)
.................. 833 93,759
105,953

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Norway — 0.9%
Aker BP ASA ................. 1,570 $ 32,770
Equinor ASA ................. 1,193 28,732
Kongsberg Gruppen ASA ........ 246 29,201
Norsk Hydro ASA .............. 350 2,064
Orkla ASA ................... 947 8,794
Telenor ASA ................. 730 8,926
110,487
Singapore — 2.0%
DBS Group Holdings Ltd. ........ 3,000 98,196
Singapore Telecommunications Ltd. . 38,400 93,825
STMicroelectronics NV .......... 1,765 39,432
United Overseas Bank Ltd. ....... 900 24,740
256,193
Spain — 2.6%
Acciona SA .................. 127 14,309
ACS Actividades de Construccion y
Servicios SA ............... 474 24,133
Amadeus IT Group SA .......... 1,120 81,959
Banco Bilbao Vizcaya Argentaria SA . 2,715 30,910
Banco Santander SA ........... 20,939 107,302
Iberdrola SA
(d)
................ 78 1,102
Iberdrola SA ................. 4,558 64,412
Industria de Diseno Textil SA ...... 316 17,153
341,280
Sweden — 3.1%
AddTech AB , Class B ........... 561 16,375
Alfa Laval AB ................ 1,047 46,672
Assa Abloy AB , Class B ......... 224 6,863
Atlas Copco AB , Class A ......... 3,615 60,391
Atlas Copco AB , Class B ......... 1,056 15,699
Boliden AB .................. 249 7,479
Essity AB , Class B ............. 36 912
Investor AB , Class B ............ 3,389 96,506
Sandvik AB .................. 55 1,135
Skanska AB , Class B ........... 742 15,897
Svenska Handelsbanken AB , Class A 4,623 51,147
Swedbank AB , Class A .......... 3,443 74,966
Swedish Orphan Biovitrum AB
(d)
.... 47 1,423
Telefonaktiebolaget LM Ericsson , Class
B ...................... 833 6,272
401,737
Switzerland — 4.8%
ABB Ltd. (Registered) ........... 2,686 146,259
Accelleron Industries AG ......... 138 6,897
Belimo Holding AG (Registered) .... 48 35,027
Clariant AG (Registered)
(d)
........ 333 3,748
DSM-Firmenich AG ............ 972 99,231
Flughafen Zurich AG (Registered) ... 84 20,222
Givaudan SA (Registered) ........ 21 91,932
Kuehne + Nagel International AG
(Registered) ............... 349 79,304
Logitech International SA (Registered) 495 49,001
SGS SA (Registered) ........... 224 21,759
UBS Group AG (Registered) ...... 476 16,784
Zurich Insurance Group AG ....... 86 52,113
622,277
United Kingdom — 10.9%
Admiral Group plc ............. 191 6,381
AstraZeneca plc .............. 1,458 204,668
Auto Trader Group plc
(b) (c)
........ 3,405 33,164
Aviva plc ................... 1,296 8,215
BAE Systems plc .............. 8,171 123,515
Security
Shares
Shares Value
United Kingdom (continued)
Barratt Redrow plc ............. 988 $ 5,534
Berkeley Group Holdings plc ...... 73 3,493
British Land Co. plc (The) ........ 4,150 19,302
Bunzl plc ................... 324 13,792
CK Hutchison Holdings Ltd. ....... 8,000 40,286
Compass Group plc ............ 2,113 72,802
ConvaTec Group plc
(b) (c)
......... 2,865 8,735
Diageo plc .................. 403 12,006
Drax Group plc ............... 1,927 14,873
HSBC Holdings plc ............ 6,435 67,208
IG Group Holdings plc .......... 308 3,891
Informa plc .................. 6,411 68,408
International Consolidated Airlines
Group SA ................. 1,704 7,106
Intertek Group plc ............. 1,107 69,817
J Sainsbury plc ............... 8,224 25,829
Johnson Matthey plc ........... 3,035 53,655
Kingfisher plc ................ 533 1,619
Marks & Spencer Group plc ....... 771 3,194
NatWest Group plc ............. 3,521 18,773
Persimmon plc ............... 229 3,576
RELX plc ................... 936 46,478
Rolls-Royce Holdings plc
(d)
....... 7,898 58,889
Sage Group plc (The) ........... 2,605 43,294
Smiths Group plc .............. 2,545 64,822
Standard Chartered plc .......... 4,820 64,827
Taylor Wimpey plc ............. 2,539 3,760
Tesco plc ................... 23,281 107,148
Unilever plc .................. 1,069 61,207
Vodafone Group plc ............ 87,255 74,337
1,414,604
United States — 10.3%
BP plc ..................... 10,574 54,702
CSL Ltd. .................... 354 61,116
Experian plc ................. 788 38,817
GSK plc .................... 3,667 63,878
Holcim AG .................. 104 10,423
Nestle SA (Registered) .......... 2,491 211,587
Novartis AG (Registered) ........ 2,376 248,712
Roche Holding AG ............. 567 178,249
Sanofi SA ................... 635 69,013
Schneider Electric SE ........... 694 176,016
Shell plc .................... 6,777 222,521
1,335,034
Total Common Stocks — 96.2%
(Cost: $ 10,436,553 ) .............................. 12,464,745
Preferred Securities
Preferred Stocks — 0.4%
Germany — 0.4%
Henkel AG & Co. KGaA (Preference) 589 51,461
Total Preferred Securities — 0.4%
(Cost: $ 43,884 ) ................................ 51,461

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Rights
Spain — 0.0%
ACS Actividades de Construccion y
Servicios SA ( Expires 02/04/25 )
(d)
. 474 $ 234
Total Rights — 0.0%
(Cost: $ 229 ) ................................... 234
Total Long-Term Investments — 96 .6%
(Cost: $ 10,480,666 ) .............................. 12,516,440
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.2%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.26%
(e) (f)
.... 931,899 $ 931,899
Total Short-Term Securities — 7 .2%
(Cost: $ 931,899 ) ................................ 931,899
Total Investments — 103.8%
(Cost: $ 11,412,565 ) .............................. 13,448,339
Liabilities in Excess of Other Assets — (3.8) % ............ (497,187)
Net Assets — 100.0% .............................. $ 12,951,152
(a)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Non-income producing security.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 345,282 $ 586,617
(a)
$ — $ — $ — $ 931,899 931,899 $ 12,926 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Sustainable Advantage International Equity Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE Index ......................................................... 3 03/21/25 $ 356 $ (2,727)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 778,834 $ — $ 778,834
Austria .............................................. 3,767 35,412 — 39,179
Belgium ............................................. — 66,530 — 66,530
Chile ............................................... — 3,202 — 3,202
China ............................................... — 126,360 — 126,360
Denmark ............................................. — 309,452 — 309,452
Finland .............................................. — 195,766 — 195,766
France .............................................. — 1,215,474 — 1,215,474
Germany ............................................ — 1,248,081 — 1,248,081
Hong Kong ........................................... — 235,449 — 235,449
Ireland .............................................. — 9,858 — 9,858
Israel ............................................... — 90,985 — 90,985
Italy ................................................ — 231,968 — 231,968
Japan ............................................... — 2,827,193 — 2,827,193
Luxembourg .......................................... — 2,468 — 2,468
Netherlands ........................................... — 496,381 — 496,381
New Zealand .......................................... 6,630 99,323 — 105,953
Norway .............................................. 8,926 101,561 — 110,487
Singapore ............................................ — 256,193 — 256,193
Spain ............................................... — 341,280 — 341,280
Sweden ............................................. 1,423 400,314 — 401,737
Switzerland ........................................... 91,932 530,345 — 622,277
United Kingdom ........................................ 18,764 1,395,840 — 1,414,604
United States .......................................... — 1,335,034 — 1,335,034
Preferred Securities ....................................... 51,461 — — 51,461

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Sustainable Advantage International Equity Fund

Level 1 Level 2 Level 3 Total
Rights ................................................ $ 234 $ — $ — $ 234
Short-Term Securities
Money Market Funds ...................................... 931,899 — — 931,899
$ 1,115,036 $ 12,333,303 $ — $ 13,448,339
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (2,727) $ — $ — $ (2,727)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
Fair Value Hierarchy as of Period End (continued)